Condensed Consolidated Interim Balance Sheets (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Accounts receivable,allowance for doubtful accounts		$ 5,000	$ 5,000
Common stock, no par value	$ 0	$ 0	$ 0
Common stock, shares authorized, unlimited [Fixed List]	Unlimited	Unlimited	Unlimited
Common stock, shares issued	126,982,700	119,573,998	110,346,346
Common stock, shares outstanding	126,982,700	119,573,998	110,346,346